SALE OF INVESTMENT	12 Months Ended
Dec. 31, 2011
SALE OF INVESTMENT
SALE OF INVESTMENT

NOTE 20. SALE OF INVESTMENT

During the year ended December 31, 2009, we recorded a gain on sale of investment of approximately $15 million in continuing operations related to the sale of our 50% membership interest in Peoples Health Network, the company that administered the operations of Tenet Choices, Inc., our wholly owned Medicare Advantage HMO insurance subsidiary in Louisiana.